Taxation (Details) - Schedule of Provisions for Income Taxes - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provisions for Income Taxes [Abstract]
Current income tax expense	$ 14,508	$ 241,532
Deferred tax expense (benefits)
Income tax provision	$ 14,508	$ 241,532